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Hardman Johnston International Growth Fund
Hardman Johnston International Growth Fund
Investment Objective
The Hardman Johnston International Growth Fund (the “International Growth Fund” or “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Growth Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - USD ($)	Institutional Shares	Retail Shares
Shareholder Fee, Other | Hardman Johnston International Growth Fund	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hardman Johnston International Growth Fund		Institutional Shares	Retail Shares
Management Fees (as a percentage of Assets)		1.00%	1.00%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		3.57%	3.63%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%
Expenses (as a percentage of Assets)	[2]	4.59%	4.90%
Fee Waiver or Reimbursement		(3.57%)	(3.63%)
Net Expenses (as a percentage of Assets)	[3]	1.02%	1.27%
[1]	“Acquired Fund Fees and Expenses” are the indirect costs of the Fund’s investment in other investment companies during the period.
[2]	The “Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include “Acquired Fund Fees and Expenses.”
[3]	Marmont Partners LLC (the “Advisor”), the Fund’s investment advisor, has contractually agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively, “Excludable Expenses”)) do not exceed 1.00% of the Fund’s average daily net assets, through at least February 28, 2021, unless terminated sooner by, or with the consent of, the Trust’s Board of Trustees (the “Board of Trustees”). To the extent the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will exceed 1.00%. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund’s total expense ratio to exceed the expense limitation in place at the time of the waiver and/or expense payment and the expense limitation in place at the time of the recoupment.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through February 28, 2021.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Hardman Johnston International Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Shares	104	1,062	2,029	4,480
Retail Shares	129	1,147	2,167	4,724

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2019, the portfolio turnover rate for the Fund was 81% of the average value of its portfolio.

Principal Investment Strategies
The International Growth Fund seeks to achieve its investment objective by investing in a portfolio that primarily consists of securities of established companies that are domiciled in various countries throughout the world, excluding the U.S. The Fund typically invests in securities of issuers from at least six or more non-U.S. countries and at least eight industries. The Fund holds a maximum of 25% of its net assets of companies in any single industry. The countries within the MSCI ACWI ex USA Index (the “Index”) in which the Fund will invest will be determined by by the Fund’s sub-advisor, Hardman Johnston Global Advisors LLC (“Hardman Johnston” or the “Sub-Advisor”).
Under normal circumstances, the International Growth Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, without regard to market capitalization. The Fund’s investments will generally consist of common stocks traded on a public securities exchange or market organized and regulated pursuant to the laws of the jurisdiction of such exchange. The Fund may also invest in American Depositary Receipts (“ADRs”) (including unsponsored ADRs), Global Depositary Receipts, (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”). The International Growth Fund may invest in securities of companies located or operating within developed markets, as well as emerging markets. Emerging markets are those countries (1) included in emerging market or equivalent classifications by the United Nations (and its agencies); (2) having per capita income in the low to middle ranges, as determined by the World Bank; or (3) designated by the MSCI ACWI ex USA Index. The Fund may also invest in pre-emerging markets, also known as frontier markets.

Principal Risks
Before investing in the International Growth Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time. The principal risks of investing in the Fund are:

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General Market Risk. The Sub-Advisor’s strategies are subject to market risk, including, but not limited to, directional price movements, deviations from historical pricing relationships, changes in the regulatory environment and changes in market volatility.

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Management Risk. There can be no assurance that the Fund will achieve its investment objective. The success of the Fund is significantly dependent on the expertise of the Sub-Advisor. The Sub-Advisor’s past performance cannot be considered as an indication of the future results of the Sub-Advisor or the Fund.

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Equity Market Risk. The Fund’s equity investments may involve substantial risks and may be subject to wide and sudden fluctuations in market value, with a resulting fluctuation in the amount of profits and losses. Equity prices are directly affected by issuer-specific events, as well as general market conditions.

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Foreign Securities Risk. Foreign securities investments present special considerations not typically associated with investments in domestic securities. Currency exchange rates and regulations may cause fluctuation in the value of foreign securities.

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Emerging and Frontier Markets Risk. Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.  Frontier market countries generally have smaller economies and even less developed capital markets than emerging markets.  As a result, the risks of investing in emerging markets are magnified in frontier markets, and include potential for extreme price volatility and illiquidity; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures; and relatively new and unsettled securities laws.

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Foreign Currency Risk. The Fund may invest in securities or other instruments denominated in non-U.S. currencies. Such investments involve currency risks, including unfavorable currency exchange rate developments and political or governmental intervention in currency trading or valuation. These risks are higher in emerging markets.

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Depositary Receipts Risk. The Fund may invest its assets in securities of foreign issuers in the form of ADRs, EDRs, GDRs and IDRs, which are securities representing securities of foreign issuers. The risk of such depositary receipts includes many of the risks associated with investing directly in foreign securities, such as currency rate fluctuations and political and economic instability.

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Large Capitalization Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

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Medium and Small Capitalization Risk. Investing in medium and small capitalization companies may involve special risks because those companies may have narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. Securities of medium and smaller capitalization issuers may be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

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Non-diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

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Liquidity Risk. From time to time trading opportunities may be more limited for a particular security or type of instrument in which the Fund may invest, making it more difficult to sell an investment at a favorable price or time or in response to a specific economic event. Consequently, the Fund may have to accept a lower price to sell an investment, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading may also lead to an increase in a security’s price volatility.

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Valuation Risk. The sale price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

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Cybersecurity Risk. The Fund, the Advisor, and the Sub-Advisor are each subject to risks associated with a breach in its cybersecurity. Cybersecurity is a generic term used to describe the technology, processes, and practices designed to protect networks, systems, computers, programs, and data from hacking by other computer users, other unauthorized access, and the resulting damage and disruption of hardware and software systems, loss or corruption of data, as well as misappropriation of confidential information. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Performance
From inception (February 14, 2018) to December 31, 2019, the Fund was managed by Redwood Investments LLC, the Fund’s predecessor sub-advisor. Hardman Johnston became the Fund’s sub-advisor effective January 1, 2020.
Beginning with the Fund’s next annual update in February 2020, performance information will be shown in this Prospectus. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.marmontpartners.com.